Cash and Bank Balances (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Cash and bank balances
Cash at banks	$ 1,181,878	$ 2,921,086
Cash in hand	391	1,669
Total	$ 1,182,269	$ 2,922,755